Note 19 - Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of changes in noncash operating items [Text Block]
			Thirteen- months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
		$	$	$	$

Receivables	(738)	(553)	193	(40)	233
Prepaid expenses	(709)	(103)	247	(33)	280
Other Assets	37	(659)	-	-	-
Deferred financing costs	(179)	-	-	-	-
Trade and other payables	9,679	4,898	352	(255)	607
Total changes in working capital items	8,090	3,583	792	(328)	1,120

Disclosure of noncash transactions [Text Block]
			Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
	$	$	$	$	$
Issuance of shares for interest on convertible debt	120	137	94	-	94
Issuance of broker warrants included in net proceeds from public offering	283	406	144	-	144
Public offering transaction costs included in trade and other payables	-	132	381	381	416
Interest receivable included in receivables	96	7	-	-	-
Reduction in share issue costs from reduction in trade and other payables	-	-	109	-	109
Private Placement transaction costs included in trade and other payables	-	-	40	40	50
Equipment included in trade and other payables	12	216	288	288	269
Interest payable included in trade and other payables	40	40	18	18	4